UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

FORM N-Q

JULY 31, 2012

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited)	July 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.5%
Nokian Renkaat OYJ	14,347	$573,531

Automobiles - 3.1%
Bayerische Motoren Werke AG	10,135	757,808
Daimler AG, Registered Shares	28,348	1,419,939
Hyundai Motor Co.	2,242	469,965
Nissan Motor Co., Ltd.	102,700	978,033

Total Automobiles		3,625,745

Distributors - 0.6%
Imperial Holdings Ltd.	30,298	692,689

Hotels, Restaurants & Leisure - 1.1%
Brinker International Inc.	40,600	1,315,846

Leisure Equipment & Products - 0.6%
Nikon Corp.	24,800	693,289

Media - 4.3%
Comcast Corp., Class A Shares	23,200	755,160
DIRECTV, Class A Shares	20,400	1,013,064	*
ITV PLC	583,466	690,664
Time Warner Cable Inc.	16,100	1,367,373
Viacom Inc., Class B Shares	12,200	569,862
WPP PLC	53,829	681,918

Total Media		5,078,041

Multiline Retail - 1.7%
Macy‘s Inc.	19,800	709,632
Next PLC	9,968	503,076
Woolworths Holdings Ltd.	123,689	804,112

Total Multiline Retail		2,016,820

Specialty Retail - 2.0%
Bed Bath & Beyond Inc.	4,700	286,465	*
Home Depot Inc.	17,600	918,368
PetSmart Inc.	3,400	224,774
TJX Cos. Inc.	19,400	859,032

Total Specialty Retail		2,288,639

Textiles, Apparel & Luxury Goods - 0.2%
Coach Inc.	4,100	202,253

TOTAL CONSUMER DISCRETIONARY		16,486,853

CONSUMER STAPLES - 9.7%
Beverages - 0.5%
Heineken NV	11,401	617,994

Food & Staples Retailing - 6.1%
Alimentation Couche-Tard Inc., Class B Shares	14,100	667,847
CVS Caremark Corp.	22,000	995,500
Distribuidora Internacional de Alimentacion SA	128,820	637,170
FamilyMart Co., Ltd.	15,800	750,311
Koninklijke Ahold NV	57,864	704,483
Lawson Inc.	4,000	287,744
Metro Inc., Class A Shares	4,400	244,164
Seven & I Holdings Co., Ltd.	11,300	359,430
Wal-Mart Stores Inc.	16,800	1,250,424
Walgreen Co.	32,700	1,188,972

Total Food & Staples Retailing		7,086,045

Food Products - 1.2%
Suedzucker AG	29,669	1,024,323
Toyo Suisan Kaisha Ltd.	18,000	433,843

Total Food Products		1,458,166

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Household Products - 0.7%
Kimberly-Clark Corp.	8,800	$764,808

Tobacco - 1.2%
Imperial Tobacco Group PLC	23,628	918,350
Japan Tobacco Inc.	15,700	495,165

Total Tobacco		1,413,515

TOTAL CONSUMER STAPLES		11,340,528

ENERGY - 12.2%
Energy Equipment & Services - 1.3%
Petroleum Geo-Services ASA	48,400	713,849
Transocean Ltd.	9,783	465,752	*
Transocean Ltd.	7,200	337,176	*

Total Energy Equipment & Services		1,516,777

Oil, Gas & Consumable Fuels - 10.9%
BP PLC	162,783	1,084,810
Canadian Natural Resources Ltd.	21,100	575,445
Chevron Corp.	23,570	2,582,801
ConocoPhillips	23,300	1,268,452
Eni SpA	42,828	887,393
Exxon Mobil Corp.	18,925	1,643,636
Pacific Rubiales Energy Corp.	23,800	538,487
Phillips 66	14,350	539,560
Royal Dutch Shell PLC, Class A Shares	18,876	643,566
Statoil ASA	43,033	1,027,358
Suncor Energy Inc.	22,400	684,832
Valero Energy Corp.	46,300	1,273,250

Total Oil, Gas & Consumable Fuels		12,749,590

TOTAL ENERGY		14,266,367

FINANCIALS - 17.8%
Capital Markets - 0.5%
Aberdeen Asset Management PLC	138,108	559,304

Commercial Banks - 8.0%
Axis Bank Ltd., GDR	13,148	246,525
Bank of China Ltd.	816,000	311,470
Bank of Nova Scotia	11,400	595,094
Canadian Imperial Bank of Commerce	6,200	453,478
Commerce Bancshares Inc.	6,930	272,903
HSBC Holdings PLC	67,381	564,030
Industrial & Commercial Bank of China Ltd., Class H Shares	449,000	257,657
Kasikornbank Public Co., Ltd., NVDR	99,400	552,749
Mitsubishi UFJ Financial Group Inc.	217,400	1,060,216
Mitsui Trust Holdings Inc.	139,000	402,099
Mizuho Financial Group Inc.	309,600	511,212
National Bank of Canada	3,100	230,850
Oversea-Chinese Banking Corp. Ltd.	103,000	790,461
Sumitomo Mitsui Financial Group Inc.	22,400	713,359
U.S. Bancorp	30,600	1,025,100
United Overseas Bank Ltd.	16,000	257,152
Wells Fargo & Co.	31,100	1,051,491

Total Commercial Banks		9,295,846

Consumer Finance - 0.6%
Discover Financial Services	17,800	640,088

Diversified Financial Services - 0.6%
JPMorgan Chase & Co.	10,800	388,800
London Stock Exchange Group PLC	23,810	361,919

Total Diversified Financial Services		750,719

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Insurance - 7.7%
ACE Ltd.	10,600	$779,100
Admiral Group PLC	22,636	387,549
AFLAC Inc.	26,500	1,160,170
Allianz AG, Registered Shares	7,524	750,693
Allied World Assurance Co. Holdings AG	2,900	218,747
Allstate Corp.	27,300	936,390
Assurant Inc.	8,300	300,543
AXA SA	48,324	591,605
Hannover Rueckversicherung AG	12,298	737,961
HCC Insurance Holdings Inc.	7,400	226,736
MetLife Inc.	13,300	409,241
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	8,415	1,196,901
Prudential Financial Inc.	7,300	352,444
Swiss Re AG	11,215	704,743	*
Zurich Financial Services AG	1,317	293,671	*

Total Insurance		9,046,494

Real Estate Investment Trusts (REITs) - 0.2%
Hatteras Financial Corp.	8,600	251,550

Real Estate Management & Development - 0.2%
BR Properties SA	20,300	236,761

TOTAL FINANCIALS		20,780,762

HEALTH CARE - 10.4%
Biotechnology - 2.0%
Celgene Corp.	12,200	835,212	*
Gilead Sciences Inc.	26,800	1,456,044	*

Total Biotechnology		2,291,256

Health Care Equipment & Supplies - 0.8%
Baxter International Inc.	12,300	719,673
GN Store Nord A/S	18,929	226,435

Total Health Care Equipment & Supplies		946,108

Health Care Providers & Services - 4.7%
Aetna Inc.	15,900	573,354
AmerisourceBergen Corp.	12,400	492,280
Cardinal Health Inc.	14,100	607,569
Catamaran Corp.	5,000	422,550	*
CIGNA Corp.	8,000	322,240
LifePoint Hospitals Inc.	13,600	518,432	*
McKesson Corp.	12,900	1,170,417
Suzuken Co., Ltd.	7,600	273,454
UnitedHealth Group Inc.	20,400	1,042,236

Total Health Care Providers & Services		5,422,532

Pharmaceuticals - 2.9%
Abbott Laboratories	14,000	928,340
AstraZeneca PLC	24,893	1,165,586
Bayer AG, Registered Shares	11,142	848,732
Eli Lilly & Co.	10,600	466,718

Total Pharmaceuticals		3,409,376

TOTAL HEALTH CARE		12,069,272

INDUSTRIALS - 9.4%
Aerospace & Defense - 4.4%
Alliant Techsystems Inc.	4,700	217,704
Boeing Co.	21,500	1,589,065
Lockheed Martin Corp.	14,200	1,267,634
Northrop Grumman Corp.	9,000	595,800
Raytheon Co.	25,700	1,425,836

Total Aerospace & Defense		5,096,039

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Air Freight & Logistics - 0.9%
Deutsche Post AG	24,418	$439,843
United Parcel Service Inc., Class B Shares	7,800	589,758

Total Air Freight & Logistics		1,029,601

Airlines - 0.5%
Alaska Air Group Inc.	6,700	233,495	*
Delta Air Lines Inc.	33,800	326,170	*

Total Airlines		559,665

Construction & Engineering - 0.4%
URS Corp.	6,600	231,462
Vinci SA	5,651	240,226

Total Construction & Engineering		471,688

Industrial Conglomerates - 0.4%
Alfa SA de CV, Series A Shares	15,100	241,320
United Technologies Corp.	3,100	230,764

Total Industrial Conglomerates		472,084

Machinery - 1.9%
Andritz AG	13,870	760,360
Deere & Co.	8,500	652,970
Lincoln Electric Holdings Inc.	5,400	215,352
Metso Corp.	9,187	335,606
Sandvik AB	16,886	235,264

Total Machinery		2,199,552

Road & Rail - 0.5%
CSX Corp.	10,300	236,282
Norfolk Southern Corp.	5,200	385,060

Total Road & Rail		621,342

Trading Companies & Distributors - 0.4%
Itochu Corp.	30,600	320,002
Sojitz Corp.	136,600	213,315

Total Trading Companies & Distributors		533,317

TOTAL INDUSTRIALS		10,983,288

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.6%
Brocade Communications Systems Inc.	99,000	492,030	*
Cisco Systems Inc.	86,200	1,374,890

Total Communications Equipment		1,866,920

Computers & Peripherals - 5.1%
Apple Inc.	6,600	4,031,016	*
Dell Inc.	84,200	1,000,296	*
Hewlett-Packard Co.	49,640	905,434

Total Computers & Peripherals		5,936,746

Electronic Equipment, Instruments & Components - 0.9%
Hitachi Ltd.	174,000	1,035,648

Internet Software & Services - 0.3%
Google Inc., Class A Shares	500	316,485	*

IT Services - 0.4%
NeuStar Inc.	9,200	325,772	*
Nomura Research Institute Ltd.	10,700	222,834

Total IT Services		548,606

Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	90,600	2,328,420
Samsung Electronics Co., Ltd.	891	1,031,570

Total Semiconductors & Semiconductor Equipment		3,359,990

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Software - 2.7%
Microsoft Corp.	96,000	$2,829,120
Symantec Corp.	19,000	299,250	*

Total Software		3,128,370

TOTAL INFORMATION TECHNOLOGY		16,192,765

MATERIALS - 5.3%
Chemicals - 2.0%
Asahi Kasei Corp.	57,000	304,973
BASF SE	11,949	874,478
Koninklijke DSM NV	9,203	453,274
Showa Denko KK	228,000	414,413
Sociedad Quimica y Minera de Chile SA, ADR	4,300	257,699

Total Chemicals		2,304,837

Metals & Mining - 2.8%
BHP Billiton PLC	48,911	1,433,245
Fortescue Metals Group Ltd.	87,024	377,703
Freeport-McMoRan Copper & Gold Inc.	15,600	525,252
Grupo Mexico SA de CV, Series B Shares	213,246	599,722
Voestalpine AG	12,359	336,824

Total Metals & Mining		3,272,746

Paper & Forest Products - 0.5%
Mondi PLC	70,919	605,432

TOTAL MATERIALS		6,183,015

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.1%
Nippon Telegraph & Telephone Corp.	16,500	767,712
Telecom Italia SpA	569,085	465,634	*

Total Diversified Telecommunication Services		1,233,346

Wireless Telecommunication Services - 3.2%
America Movil SAB de CV, Series L Shares, ADR	31,100	830,059
KDDI Corp.	180	1,246,464
Mobile TeleSystems, ADR	27,000	511,650
NTT DoCoMo Inc.	357	599,989
Softbank Corp.	15,600	600,038

Total Wireless Telecommunication Services		3,788,200

TOTAL TELECOMMUNICATION SERVICES		5,021,546

UTILITIES - 2.0%
Electric Utilities - 0.2%
Enel SpA	98,932	283,134

Independent Power Producers & Energy Traders - 0.2%
Drax Group PLC	29,046	216,451

Multi-Utilities - 1.6%
Centrica PLC	114,245	567,807
GDF Suez	58,094	1,299,843

Total Multi-Utilities		1,867,650

TOTAL UTILITIES		2,367,235

TOTAL COMMON STOCKS (Cost - $107,039,978)		115,691,631

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	1,416	242,172

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY			SHARES	VALUE
FINANCIALS - 0.4%
Commercial Banks - 0.4%
Banco do Estado do Rio Grande do Sul SA, Class B Shares			57,800	$458,350

MATERIALS - 0.2%
Metals & Mining - 0.2%
Metalurgica Gerdau SA			28,000	318,641

TOTAL PREFERRED STOCKS (Cost - $1,172,192)				1,019,163

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $108,212,170)				116,710,794

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
Interest in $367,855,000 joint tri-party repurchase agreement dated 7/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $995,005; (Fully collateralized by various U.S. government agency obligations, 0.278% to 4.625% due 9/17/12 to 2/24/15; Market value - $1,014,901) (Cost - $995,000)	0.180%	8/1/12	$995,000	995,000

TOTAL INVESTMENTS - 100.8% (Cost - $109,207,170#)				117,705,794
Liabilities in Excess of Other Assets - (0.8)%				(934,597)

TOTAL NET ASSETS - 100.0%				$116,771,197

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

Summary of Investments by Country **

United States	50.0%
Japan	10.8
United Kingdom	8.3
Germany	7.0
Canada	3.4
Switzerland	2.4
Netherlands	2.1
France	1.8
Norway	1.5
Mexico	1.4
Italy	1.4
South Korea	1.3
South Africa	1.3
Austria	0.9
Singapore	0.9
Brazil	0.9
Finland	0.8
Spain	0.5
China	0.5
Thailand	0.5
Russia	0.4
Australia	0.3
Chile	0.2
India	0.2
Sweden	0.2
Denmark	0.2
Short-Term Investments	0.8

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$115,691,631	—	—	$115,691,631
Preferred stocks	1,019,163	—	—	1,019,163

Total long-term investments	$116,710,794	—	—	$116,710,794

Short-term investments†	—	$995,000	—	995,000

Total investments	$116,710,794	$995,000	—	$117,705,794

Other financial instruments:
Forward foreign currency contracts	—	$12,755	—	12,755

Total	$116,710,794	$1,007,755	—	$117,718,549

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2012, securities valued at $25,234,200 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedule of Investments (unaudited) (continued)

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of July 31, 2012, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,319,126
Gross unrealized depreciation	(5,820,502)

Net unrealized appreciation	$8,498,624

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2012, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN
Contracts to Sell:
Euro	State Street Bank & Trust Co.	1,406,000	$1,730,038	8/7/12	$12,755

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2012.

Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Foreign exchange risk	$12,755

During the period ended July 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$1,926,937

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 26, 2012